UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004


[LOGO OF USAA]
   USAA(R)

                            USAA GROWTH and
                                  TAX STRATEGY Fund

                                 [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                            Quarterly Portfolio of Investments

--------------------------------------------------------------------------------

     AUGUST 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                                              MARKET
   AMOUNT                                                                             COUPON                            VALUE
    (000)   SECURITY                                                                    RATE          MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (52.5%)

            TAX-EXEMPT BONDS (51.5%)

            ARIZONA (1.8%)
  $ 3,000   Maricopa County School District GO (INS)                                    5.00%        7/01/2017       $  3,339

            ARKANSAS (1.5%)
    2,500   Conway Health Facilities Board Hospital RB, Series 1999A                    6.40         8/01/2029          2,632

            CONNECTICUT (3.4%)
    6,000   Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)                     5.75         9/01/2027          6,161

            FLORIDA (0.6%)
    1,200   City of Port St. Lucie Utility System RB, Series 2003 (INS)                 4.50         9/01/2028          1,164

            GEORGIA (2.8%)
    4,500   Atlanta Airport RB, Series 2000A (INS)                                      5.60         1/01/2030          5,148

            HAWAII (1.2%)
    2,000   State GO, Series 2003DA (INS)                                               5.25         9/01/2019          2,190

            ILLINOIS (2.0%)
    5,500   Health Facilities Auth. RB, Series 1996 (Mercy Hospital)                    6.38         1/01/2015          3,605

            LOUISIANA (1.6%)
    2,500   Local Government Environmental Facilities and Community
              Development Auth. RB, Series 2000 (INS)                                   6.55         9/01/2025          2,886

            MAINE (1.8%)
    3,000   Health and Higher Educational Facilities Auth. RB, Series 2000C (INS)       5.75         7/01/2030          3,309

            MASSACHUSETTS (0.6%)
    1,000   Massachusetts Bay Transportation Auth. RB, Series 2004B                     5.25         7/01/2023          1,117

            MICHIGAN (4.8%)
    4,000   Detroit Sewage Disposal RB, Series 1999A (INS)                              5.75         7/01/2026          4,605
    4,000   Hospital Finance Auth. RB, Series 1996                                      6.25        10/01/2027          4,038

            MONTANA (0.6%)
    1,000   Facility Finance Auth. RB, Series 2002 (Providence Services) (INS)          4.75        12/01/2021          1,026

            NEW JERSEY (0.6%)
    1,000   Middlesex County Improvement Auth. RB, Series 2004A                         5.00         8/15/2023          1,022

            NEW YORK (6.8%)
    4,000   Metropolitan Transportation Auth. RB, Series 2000A                          6.00         4/01/2030          4,654
    2,690   New York City GO, Series 2000A                                              6.00         5/15/2020          3,027
    1,000   State Environmental Facilities Corp. RB, Series 2004E                       5.00         6/15/2025          1,040
    2,000   Urban Development Corp. RB, Series 2002C-1                                  5.00         3/15/2024          2,067
    1,500   Urban Development Corp. RB, Series 2002C-1                                  5.00         3/15/2025          1,539

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                             COUPON                            VALUE
     (000)   SECURITY                                                                    RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------------------
             OHIO (2.7%)
   $ 1,000   Municipal Electric Generation Agency RB, Joint Venture 5 (INS)              5.00%        2/15/2023       $  1,041
     3,470   State Univ.General Receipt Bonds, Series 2003B                              5.25         6/01/2017          3,821

             RHODE ISLAND (0.1%)
       205   Housing and Mortgage Finance Corp. SFH RB, Series 15-A                      6.85        10/01/2024            209

             TEXAS (13.9%)
     3,410   Fort Worth Higher Education Finance Corp. RB, Series 1997A                  6.00        10/01/2016          3,426
     4,000   Houston Utility Systems RB, Series 2004A (INS)                              5.13         5/15/2028          4,134
     5,675   Lewisville RB, Series 1998B (INS)                                           5.80         9/01/2025          6,047
    30,270   Northwest ISD GO, Series 1997 (NBGA - Texas Permanent School Fund)          6.38(a)      8/15/2032          5,734
     2,000   Pflugerville GO, Series 2003A (INS)                                         5.00         8/01/2028          2,032
     3,420   San Antonio Water System RB, Series 2002A (INS)                             5.50         5/15/2018          3,824

             WASHINGTON (0.6%)
     1,000   Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)               5.00         1/01/2023            988

             WISCONSIN (4.1%)
       500   Muskego Norway School District GO (INS)                                     5.00         4/01/2022            522
     6,030   Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000 (INS)        6.13         4/01/2021          6,869
                                                                                                                      --------
             Total tax-exempt bonds (cost: $87,820)                                                                     93,216
                                                                                                                      --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.0%)

             VARIABLE-RATE DEMAND NOTE (0.1%)(c)

             MISSOURI
       100   State Health and Educational Facilities Auth. RB, Series 2004A
                (LOC - Bank of America, N.A.)                                            1.39         7/01/2029            100
                                                                                                                      --------
    NUMBER
 OF SHARES
----------
             MONEY MARKET FUND (0.9%)
 1,619,688   SSgA Tax Free Money Market Fund                                             0.79(d)              -          1,620
                                                                                                                      --------
             Total tax-exempt money market instruments (cost: $1,720)                                                    1,720
                                                                                                                      --------
             Total tax-exempt securities (cost: $89,540)                                                                94,936
                                                                                                                      --------

             BLUE CHIP STOCKS (47.2%)

             AIR FREIGHT & LOGISTICS (0.6%)
    22,575   Expeditors International of Washington, Inc.                                                                1,101
                                                                                                                      --------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    38,600   Coach, Inc.*                                                                                                1,627
                                                                                                                      --------
             APPAREL RETAIL (0.6%)
    25,800   Chico's FAS, Inc.*                                                                                          1,055
                                                                                                                      --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                       MARKET
   NUMBER                                                               VALUE
OF SHARES   SECURITY                                                    (000)
-----------------------------------------------------------------------------
            APPLICATION SOFTWARE (0.7%)
   29,800   Autodesk, Inc.                                           $  1,323
                                                                     --------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   13,325   Legg Mason, Inc.                                            1,075
                                                                     --------
            BIOTECHNOLOGY (2.0%)
   17,100   Amgen, Inc.*                                                1,014
   30,900   Biogen Idec, Inc.*                                          1,833
   17,500   Genentech, Inc.*                                              854
                                                                     --------
                                                                        3,701
                                                                     --------
            COMMUNICATIONS EQUIPMENT (3.4%)
  102,825   Cisco Systems, Inc.*                                        1,929
   53,025   Juniper Networks, Inc.*                                     1,214
   55,575   Motorola, Inc.                                                897
   57,500   QUALCOMM, Inc.                                              2,188
                                                                     --------
                                                                        6,228
                                                                     --------
            COMPUTER HARDWARE (2.1%)
   57,050   Apple Computer, Inc.*                                       1,968
   54,750   Dell, Inc.*                                                 1,907
                                                                     --------
                                                                        3,875
                                                                     --------
            CONSUMER FINANCE (1.3%)
   26,125   American Express Co.                                        1,307
   15,550   Capital One Financial Corp.                                 1,053
                                                                     --------
                                                                        2,360
                                                                     --------
            DEPARTMENT STORES (0.3%)
   13,250   Nordstrom, Inc.                                               492
                                                                     --------
            FOOD RETAIL (0.9%)
   21,500   Whole Foods Market, Inc.                                    1,671
                                                                     --------

            HEALTH CARE EQUIPMENT (4.1%)
   34,250   Biomet, Inc.                                                1,563
   24,400   St. Jude Medical, Inc.*                                     1,641
   30,800   Stryker Corp.                                               1,395
   39,125   Zimmer Holdings, Inc.*                                      2,790
                                                                     --------
                                                                        7,389
                                                                     --------
            HOME ENTERTAINMENT SOFTWARE (0.7%)
   26,100   Electronic Arts, Inc.*                                      1,299
                                                                     --------
            HOME IMPROVEMENT RETAIL (1.2%)
   59,700   Home Depot, Inc.                                            2,183
                                                                     --------
            HOMEBUILDING (0.6%)
   18,700   Pulte Homes, Inc.                                           1,102
                                                                     --------
            HOTELS, RESORTS, & CRUISE LINES (0.6%)
   26,000   Starwood Hotels & Resorts Worldwide, Inc. "B"               1,149
                                                                     --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                       MARKET
   NUMBER                                                               VALUE
OF SHARES   SECURITY                                                    (000)
-----------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.6%)
   51,000   Procter & Gamble Co.                                     $  2,855
                                                                     --------
            INDUSTRIAL CONGLOMERATES (1.4%)
   13,325   3M Co.                                                      1,097
   43,200   General Electric Co.                                        1,417
                                                                     --------
                                                                        2,514
                                                                     --------
            INDUSTRIAL MACHINERY (1.1%)
   40,100   Danaher Corp.                                               2,062
                                                                     --------

            INTERNET RETAIL (1.8%)
   36,700   eBay, Inc.*                                                 3,176
                                                                     --------

            INTERNET SOFTWARE & SERVICES (1.1%)
    5,125   Google, Inc. "A"*                                             525
   49,200   Yahoo!, Inc.*                                               1,403
                                                                     --------
                                                                        1,928
                                                                     --------
            MANAGED HEALTH CARE (2.0%)
   16,875   Aetna, Inc.                                                 1,564
   29,900   UnitedHealth Group, Inc.                                    1,977
                                                                     --------
                                                                        3,541
                                                                     --------
            MULTI-LINE INSURANCE (1.2%)
   30,700   American International Group, Inc.                          2,187
                                                                     --------
            OFFICE ELECTRONICS (0.8%)
   24,000   Zebra Technologies Corp. "A"*                               1,372
                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (2.7%)
   41,700   Apache Corp.                                                1,864
   35,125   Burlington Resources, Inc.                                  1,273
   62,600   XTO Energy, Inc.                                            1,755
                                                                     --------
                                                                        4,892
                                                                     --------
            PERSONAL PRODUCTS (1.3%)
   53,500   Avon Products, Inc.                                         2,364
                                                                     --------
            PHARMACEUTICALS (1.7%)
   37,600   Johnson & Johnson, Inc.                                     2,184
   26,100   Pfizer, Inc.                                                  853
                                                                     --------
                                                                        3,037
                                                                     --------
            RESTAURANTS (1.0%)
   42,650   Starbucks Corp.*                                            1,844
                                                                     --------
            SEMICONDUCTORS (1.4%)
   58,175   Intel Corp.                                                 1,238
   27,875   Maxim Integrated Products, Inc.                             1,211
                                                                     --------
                                                                        2,449
                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                       MARKET
   NUMBER                                                               VALUE
OF SHARES   SECURITY                                                    (000)
-----------------------------------------------------------------------------
            SPECIALIZED FINANCE (1.5%)
    9,800   Chicago Mercantile Exchange Holdings, Inc.               $  1,305
   19,950   Moody's Corp.                                               1,368
                                                                     --------
                                                                        2,673
                                                                     --------
            SPECIALTY STORES (0.6%)
   35,900   PETsMART, Inc.                                              1,007
                                                                     --------
            SYSTEMS SOFTWARE (2.9%)
   25,500   Adobe Systems, Inc.                                         1,170
  110,750   Microsoft Corp.                                             3,023
   22,625   Symantec Corp.*                                             1,085
                                                                     --------
                                                                        5,278
                                                                     --------
            THRIFTS & MORTGAGE FINANCE (0.6%)
   30,150   Countrywide Financial Corp.                                 1,072
                                                                     --------
            TRADING COMPANIES & DISTRIBUTORS (0.7%)
   19,975   Fastenal Co.                                                1,254
                                                                     --------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   96,200   Nextel Communications, Inc. "A"*                            2,231
                                                                     --------
            Total blue chip stocks (cost: $80,070)                     85,366
                                                                     --------

            TOTAL INVESTMENTS (COST: $169,610)                       $180,302
                                                                     ========

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           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                 before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $15,308,000 and $4,616,000, respectively, resulting in net unrealized appreciation of $10,692,000.

         C. The percentages shown represent the percentages of the investments to net assets, which were $180,872,000 at August 31, 2004, and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO      General Obligation

         ISD     Independent School District

         RB      Revenue Bond

         SFH     Single-Family Housing

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

         (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Restricted security that is not registered under the Securities
             Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

         * Non-income-producing security for the 12 months preceding August 31, 2004.

8

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

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48046-1004                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.